PIA High Yield (MACS) Fund
Schedule of Investments
February 28, 2025 (Unaudited)

CORPORATE BONDS - 95.7%	Par	Value
Advertising - 1.0%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030 (a)	$1,800,000	$1,838,986

Aerospace/Defense - 0.8%
Efesto Bidco S.p.A Efesto US LLC, 7.50%, 02/15/2032 (a)	1,000,000	993,335
Goat Holdco LLC, 6.75%, 02/01/2032 (a)	525,000	525,386
		1,518,721

Agriculture - 0.5%
Turning Point Brands, Inc., 7.63%, 03/15/2032 (a)	905,000	935,076

Airlines - 1.5%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (a)	2,945,000	2,660,348

Auto Manufacturers - 0.9%
PM General Purchaser LLC, 9.50%, 10/01/2028 (a)	1,750,000	1,706,086

Building Materials - 2.5%
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	750,000	764,789
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	1,775,000	1,705,516
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	1,650,000	1,636,278
8.88%, 11/15/2031 (a)	350,000	376,269
		4,482,852

Chemicals - 11.7%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028 (a)	2,597,000	1,522,777
Cerdia Finanz GmbH, 9.38%, 10/03/2031 (a)	1,975,000	2,074,836
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	1,725,000	1,500,491
12.00%, 02/15/2031 (a)	1,425,000	1,461,615
GPD Cos., Inc., 10.13%, 04/01/2026 (a)	2,570,000	2,399,269
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	2,084,000	1,906,495
Innophos Holdings, Inc., 11.50%, 06/15/2029 (a)	2,985,500	3,169,377
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	2,100,000	1,948,355
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	1,910,000	2,028,095
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)	1,000,000	965,127
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029 (a)	2,250,000	2,119,359
		21,095,796

Coal - 1.1%
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	2,065,000	1,921,878

Commercial Services - 14.6%
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	2,250,000	2,099,394
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	2,350,000	2,175,976
Cimpress PLC, 7.38%, 09/15/2032 (a)	2,100,000	2,033,528
CPI CG, Inc., 10.00%, 07/15/2029 (a)	1,000,000	1,080,705
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	1,455,000	1,519,935
Deluxe Corp., 8.13%, 09/15/2029 (a)	2,050,000	2,082,095
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	2,350,000	2,215,946
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	1,990,000	1,900,649
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (a)	2,125,000	2,178,573
StoneMor, Inc., 8.50%, 05/15/2029 (a)	2,130,000	1,960,216
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	2,875,000	3,130,306
VT Topco, Inc., 8.50%, 08/15/2030 (a)	1,610,000	1,714,069
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (a)	2,224,000	2,220,677
		26,312,069

Computers - 1.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	2,175,000	2,108,630

Distribution/Wholesale - 1.0%
Windsor Holdings III LLC, 8.50%, 06/15/2030 (a)	1,695,000	1,794,376

Diversified Financial Services - 1.3%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	700,000	697,335
6.88%, 04/15/2030 (a)	1,255,000	1,267,635
9.25%, 07/01/2031 (a)	300,000	323,136
		2,288,106

Engineering & Construction - 2.7%
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	2,285,000	2,330,051
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	650,000	661,021
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	1,885,000	1,914,193
		4,905,265

Entertainment - 0.9%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	1,625,000	1,599,375

Food - 2.4%
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/2026 (a)(b)	1,400,000	42,000
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	2,040,000	2,123,624
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	2,250,000	2,100,905
		4,266,529

Food Service - 1.6%
TKC Holdings, Inc.
6.88%, 05/15/2028 (a)	835,000	840,507
10.50%, 05/15/2029 (a)	2,065,000	2,120,226
		2,960,733

Forest Products & Paper - 2.7%
Magnera Corp., 4.75%, 11/15/2029 (a)	2,165,000	1,971,266
Mercer International, Inc.
12.88%, 10/01/2028 (a)	1,237,000	1,351,805
5.13%, 02/01/2029	1,725,000	1,566,650
		4,889,721

Healthcare-Products - 1.1%
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (a)	1,900,000	1,956,491

Healthcare-Services - 2.2%
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028 (a)	775,000	825,577
Kedrion SpA, 6.50%, 09/01/2029 (a)	2,265,000	2,157,277
ModivCare, Inc., 5.00%, 10/01/2029 (a)	2,925,000	1,063,867
		4,046,721

Internet - 1.4%
ION Trading Technologies Sarl
5.75%, 05/15/2028 (a)	1,780,000	1,683,301
9.50%, 05/30/2029 (a)	750,000	774,409
		2,457,710

Iron/Steel - 2.5%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)	2,020,000	1,994,902
TMS International Corp./DE, 6.25%, 04/15/2029 (a)	2,600,000	2,462,661
		4,457,563

Leisure Time - 0.9%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	1,500,000	1,567,927

Machinery-Diversified - 3.1%
GrafTech Finance, Inc., 4.63%, 12/23/2029 (a)	2,370,000	1,647,648
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029 (a)	550,000	453,750
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	1,900,000	2,001,555
OT Merger Corp., 7.88%, 10/15/2029 (a)	3,231,000	1,473,476
		5,576,429

Media - 3.7%
Beasley Mezzanine Holdings LLC
9.20%, 08/01/2028 (a)	2,403,000	1,117,395
11.00%, 08/01/2028 (a)	293,000	293,000
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026 (a)	3,100,000	1,994,081
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	1,375,000	1,241,951
7.38%, 06/30/2030 (a)	400,000	390,948
8.50%, 07/31/2031 (a)	250,000	249,055
Urban One, Inc., 7.38%, 02/01/2028 (a)	2,712,000	1,373,486
		6,659,916

Metal Fabricate/Hardware - 1.1%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	2,008,000	1,989,692

Mining - 2.1%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030 (a)	1,550,000	1,617,682
Compass Minerals International, Inc., 6.75%, 12/01/2027 (a)	2,255,000	2,249,600
		3,867,282

Miscellaneous Manufacturing - 1.7%
Amsted Industries, Inc., 6.38%, 03/15/2033 (a)	250,000	250,960
Calderys Financing II LLC, 11.75% (includes 12.50% PIK), 06/01/2028 (a)	745,000	771,482
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	1,950,000	2,082,241
		3,104,683

Office-Business Equipment - 2.4%
Pitney Bowes, Inc., 6.88%, 03/15/2027 (a)	2,400,000	2,410,661
Xerox Holdings Corp.
5.50%, 08/15/2028 (a)	1,900,000	1,539,216
8.88%, 11/30/2029 (a)	425,000	351,115
		4,300,992

Oil & Gas Services - 3.1%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	2,000,000	2,007,014
Enerflex Ltd., 9.00%, 10/15/2027 (a)	1,697,000	1,770,930
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	1,835,000	1,836,036
		5,613,980

Packaging & Containers - 2.2%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	1,550,000	1,462,418
LABL, Inc.
5.88%, 11/01/2028 (a)	1,350,000	1,195,736
9.50%, 11/01/2028 (a)	950,000	914,119
8.63%, 10/01/2031 (a)	375,000	339,233
		3,911,506

Pipelines - 8.0%
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	625,000	627,619
6.88%, 01/15/2029	1,175,000	1,183,913
8.25%, 01/15/2032 (a)	390,000	406,533
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	2,699,000	2,573,353
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	1,915,000	2,083,198
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	1,000,000	1,020,019
8.38%, 02/15/2032 (a)	1,080,000	1,097,998
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	1,900,000	1,998,931
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	1,555,000	1,579,570
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	1,875,000	1,954,276
		14,525,410

Retail - 1.0%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (a)	2,025,000	1,891,991

Software - 4.4%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	2,365,000	2,371,922
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)	1,000,000	1,008,907
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028 (a)	1,625,000	1,491,599
8.75%, 05/01/2029 (a)	370,000	373,482
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	1,090,000	1,129,767
6.50%, 02/15/2029 (a)	1,735,000	1,670,899
		8,046,576

Transportation - 5.3%
Brightline East LLC, 11.00%, 01/31/2030 (a)	2,320,000	2,124,076
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	1,900,000	1,782,244
Rand Parent LLC, 8.50%, 02/15/2030 (a)	2,180,000	2,243,628
Star Leasing Co. LLC, 7.63%, 02/15/2030 (a)	1,450,000	1,469,624
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (a)	100,000	102,874
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (a)	1,875,000	1,932,208
		9,654,654

Trucking & Leasing - 1.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/2031 (a)	750,000	768,861
7.00%, 06/15/2032 (a)	1,125,000	1,151,876
5.88%, 04/15/2033 (a)	125,000	121,414
		2,042,151
TOTAL CORPORATE BONDS (Cost $177,964,065)		172,956,221

BANK LOANS - 0.5%
Polar US Borrower T/L B-2 First Lien, 9.15%, 10/16/2028	1,606,320	991,902
TOTAL BANK LOANS (Cost $1,741,000)		991,902

COMMON STOCKS - 0.1%	Shares
Building Materials - 0.1%
Northwest Hardwoods (c)(d)	2,996	104,860

Media - 0.0%(e)
Beasley Broadcast Group, Inc. (d)	1,774	13,447
TOTAL COMMON STOCKS (Cost $158,855)		118,307

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
Fidelity Government Portfolio - Class Institutional, 4.24% (f)	3,259,597	3,259,597
TOTAL SHORT-TERM INVESTMENTS (Cost $3,259,597)		3,259,597

TOTAL INVESTMENTS - 98.1% (Cost $183,123,517)		177,326,027
Other Assets in Excess of Liabilities - 1.9%		3,489,434
TOTAL NET ASSETS - 100.0%		$180,815,461

Percentages are stated as a percent of net assets.

PIK - Payment in Kind

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $167,588,347 or 92.7% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $104,860 or 0.1% of net assets as of February 28, 2025.

(d)	Non-income producing security.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

PIA High Yield (MACS) Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$172,956,221	$–	$172,956,221
Bank Loans	–	991,902	–	991,902
Common Stocks	13,447	–	104,860	118,307
Money Market Funds	3,259,597	–	–	3,259,597
Total Investments	$3,273,044	$173,948,123	$104,860	$177,326,027

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2024	$104,860
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of February 28, 2025	$104,860